Notes Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Receivable [Abstract]
Schedule of Notes Receivable	Notes receivable consisted of the following at March 31, 2024 and December 31, 2023:
	March 31,	December 31,
	2024	2023
Notes receivable	$50,000	$100,000
Notes receivable consisted of the following at December 31, 2023 and 2022:
	December 31,	December 31,
	2023	2022
Notes receivable	$100,000	$200,689